Fees Summary	Aug. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,897,357,500.00
Previously Paid Amount	0.00
Total Fee Amount	902,886.00
Total Offset Amount	0.00
Net Fee	$ 902,886.00